GENERAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Cash paid for acquisition		$ 10,000,000
Cash paid for acquisition, net		8,788,000
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments		$ 12,500,000